Property, Plant and Equipment - Additional Information (Detail) - USD ($) $ in Millions	Jun. 30, 2021	Jun. 30, 2020
Disclosure of detailed information about property, plant and equipment [abstract]
Commitments for capital expenditure	$ 2,469	$ 2,585